UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09613

Legg Mason Investment Trust, Inc.

(Name of Fund)

100 Light Street Baltimore, MD	21202
(Fund Address)	(Zip code)

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 9/30/2007

Item 1 – Schedule of Investments

Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Opportunity Trust

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 100.5%

Consumer Discretionary — 30.3%
Auto Components — 0.8%
Exide Technologies	10,384	$67,495	A,B

Automobiles — 1.4%
General Motors Corp.	3,200	117,440

Diversified Consumer Services — 1.4%
Career Education Corp.	4,400	123,156	B

Hotels, Restaurants and Leisure — 1.7%
Fontainebleau Equity Holding LLC	2,083	25,000	C,E
Fontainebleau Resorts LLC	41	41,192	C,E
Pinnacle Entertainment Inc.	2,800	76,244	B

		142,436

Household Durables — 3.6%
Beazer Homes USA Inc.	3,600	29,700	A
Centex Corp.	1,638	43,522
Lennar Corp.	3,200	72,480
Meritage Homes Corp.	2,100	29,652	A,B
Pulte Homes Inc.	3,700	50,357
The Ryland Group Inc.	3,800	81,434	A

		307,145

Internet and Catalog Retail — 18.4%
Amazon.com Inc.	9,597	893,932	B
Expedia Inc.	7,000	223,160	B
IAC/InterActiveCorp	7,500	222,525	B
NetFlix Inc.	7,500	155,400	A,B
NutriSystem Inc.	1,200	56,268	B

		1,551,285

Leisure Equipment and Products — 1.4%
Eastman Kodak Co.	4,500	120,420

Quarterly Report to Shareholders

	Shares/Par	Value
Consumer Discretionary — Continued
Media — 1.6%
XM Satellite Radio Holdings Inc.	9,300	$131,781	B

Consumer Staples — 0.2%
Beverages — 0.2%
Cott Corp.	1,924	15,336	B

Financials — 10.7%
Capital Markets — 2.8%
Apollo Global Management	3,000	74,250	D
Fortress Investment Group LLC	1,522	32,443
TD Ameritrade Holding Corp.	7,251	132,115	B

		238,808

Consumer Finance — 1.0%
AmeriCredit Corp.	3,535	62,142	B
CompuCredit Corp.	1,200	26,052	B

		88,194

Diversified Financial Services — 2.1%
CIT Group Inc.	3,662	147,212
OANDA Corp.	1,051	30,000	A,C,E

		177,212

Insurance — 0.5%
Fairfax Financial Holdings Ltd.	194	47,263

Real Estate Investment Trusts (REITs) — 1.1%
Ellington Financial LLC	2,500	50,000	A,B,D,E
Thornburg Mortgage Inc.	3,248	41,740

		91,740

Real Estate Management and Development — 0.2%
HouseValues Inc.	5,000	19,600	A,B

Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Financials — Continued
Thrifts and Mortgage Finance — 2.9%
Countrywide Financial Corp.	4,583	$87,119
IndyMac Bancorp Inc.	2,800	66,108
Radian Group Inc.	3,800	88,464

		241,691

Health Care — 2.6%
Biotechnology — 0.9%
MannKind Corp.	7,900	76,472	A,B

Health Care Equipment and Supplies — 1.3%
Covidien Ltd.	2,625	108,937

Health Care Providers and Services — 0.4%
Healthsouth Corp.	1,966	34,432	B

Industrials — 8.8%
Airlines — 6.2%
AMR Corp.	6,500	144,885	B
Delta Air Lines Inc.	3,850	69,107	B
UAL Corp.	5,900	274,527	A,B
US Airways Group Inc.	1,344	35,275	B

		523,794

Construction and Engineering — 1.2%
Foster Wheeler Ltd.	817	107,257	B

Industrial Conglomerates — 1.4%
Tyco International Ltd.	2,625	116,392

Quarterly Report to Shareholders

	Shares/Par	Value
Information Technology — 10.9%
Computers and Peripherals — 0.4%
EMC Corp.	1,500	$31,200	B

Electronic Equipment and Instruments — 1.1%
Tyco Electronics Ltd.	2,525	89,461

Internet Software and Services — 5.9%
Netease.com — ADR	6,800	114,920	B
SINA Corp.	2,100	100,485	B
Spot Runner Inc.	8,584	40,000	A,C,E
Yahoo! Inc.	8,200	220,088	B
Zillow	4,326	20,000	A,C,E

		495,493

IT Services — 0.2%
BearingPoint Inc.	3,821	15,474	B

Software — 3.4%
CA Inc.	3,500	90,020
Convera Corp.	5,556	21,666	A,B
Red Hat Inc.	9,001	178,850	B

		290,536

Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Information Technology — Continued
Limited Partnerships — 4.9%
AP Alternative Assets, LP	3,750	$63,750	F
Arience Capital Offshore Intermediate Plan Fund, Ltd.	500	4,120	E,F
Arience Capital Partners I LP, Class C	49,719	98,644	E,F
Aston Capital Partners LP	25,000	34,177	E,F
Domus Co. Investment Holdings LLC	95,000	95,000	E,F
Lane Five Capital Partners	25,000	27,040	A,E,F
Nomad Investment Co. LP	25,000	32,073	E,F
Omega Capital Partners LP	30,000	48,660	E,F
Pangaea One LP	8,504	8,504	A,E,F

		411,968

Materials — 18.8%
Metals and Mining — 18.8%
AK Steel Holding Corp.	5,799	254,864	A,B
Arcelor Mittal, Class A	7,000	548,520
Cleveland-Cliffs Inc.	3,600	316,692	A
United States Steel Corp.	4,408	466,941

		1,587,017

Telecommunication Services — 11.4%
Diversified Telecommunication Services — 3.7%
Level 3 Communications Inc.	67,677	314,698	B

Wireless Telecommunication Services — 7.7%
NII Holdings Inc.	5,761	473,281	B
Sprint Nextel Corp.	9,500	180,500

		653,781

Quarterly Report to Shareholders

			Shares/Par		Value
Utilities — 1.9%
Independent Power Producers and Energy Traders — 1.9%
The AES Corp.			8,000		$160,320	B

Total Common Stocks and Equity Interests (Cost — $6,001,116)					8,498,234

Preferred Stocks — 1.5%
Bill Me Later Inc.			690		25,000	C,E,G
Ning Inc.			7,796		25,000	A,C,E,G
Sermo Inc.			2,784		25,000	A,C,E,G
Thornburg Mortgage Inc.			2,000		55,800	A,B,G

Total Preferred Stocks (Cost — $125,000)					130,800

Corporate Bonds and Notes — 0.2%
General Motors Corp.	8.375%	7/15/33	$15,000		13,144

Total Corporate Bonds and Notes (Cost — $10,565)					13,144

Options Purchased — 0.1%
Eastman Kodak Co. Call, January 2008, Strike Price $25.00			2,377,000	H	7,369
Eastman Kodak Co. Call, January 2008, Strike Price $35.00			1,500,000	H	150

Total Options Purchased (Cost — $11,978)					7,519

Repurchase Agreements — 2.4%
Bank of America
4.75%, dated 9/28/07, to be repurchased at $103,258 on 10/1/07 (Collateral: $102,340 Fannie Mae notes, 4.875%, due 5/18/12, valued $ 105,053)			$103,217		103,217

Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Goldman Sachs Group Inc.
5.00%, dated 9/28/07, to be repurchased at $103,260 on 10/1/07 (Collateral: $109,511 Fannie Mae mortgage-backed securities, 5.00%, due 6/1/36, valued $105,268)	103,217	$103,217

Total Repurchase Agreements (Cost — $206,434)		206,434

Total Investments — 104.7% (Cost — $6,355,093)I		8,856,131
Other Assets Less Liabilities — (4.7)%		(398,066)

Net Assets — 100.0%		$8,458,065

Net Asset Value Per Share:
Primary Class		$20.92

Class R		$21.37

Financial Intermediary Class		$21.41

Institutional Class		$21.69

Quarterly Report to Shareholders

A

An “Affiliated Company”, under the Investment Company Act of 1940, as amended, due to the Fund owning at least 5% of the outstanding voting securities of an issuer. At September 30, 2007, the total market value of Affiliated Companies was $1,608,846 and the cost was $1,377,993.

B	Non-income producing.
C

Investment in privately placed securities. All of the issuers, except for Zillow, Inc., are organized under the laws of the State of Delaware. Zillow, Inc. is organized under the laws of the State of Washington.

	Acquisition Dates	Cost	Value
Bill Me Later Inc.	July 2007	690	$25,000
Ning Inc.	July 2007	7,796	25,000
Fontainebleau Equity Holding LLC	June 2007	25,000	25,000
Fontainebleau Resorts LLC	June 2007/August 2007	41,192	41,192
OANDA Corp.	August 2007	1,051	30,000
Spot Runner Inc. LP	March 2007	40,000	40,000
Zillow, Inc.	September 2007	4,326	20,000

D

Rule 144A Security — A security purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, (“1933 Act”) which may not be resold except to qualified institutional buyers unless registered under the 1933 Act or subject to an exemption. These securities, represent 1.47% of net assets.

E	Illiquid security valued at fair value under procedures approved by the Board of Directors.
F

Investment in a limited partnership, or limited liability company, organized under the laws of the State of Delaware except for AP Alternative Assets, L.P. which is organized under the laws of Guernsey, Channel Islands. Each investment,with the exception of AP Alternative Assets, L.P., is subject to withdrawal restrictions under its partnership agreement. Each investment is valued at fair value under procedures approved by the Board of Directors.

	Acquisition Dates	Cost	Value
AP Alternative Assets, LP	June 2006	$75,000	$63,750
Arience Capital Offshore Intermediate Plan Fund, Ltd.	February 2007	500	4,120
Arience Capital Partners I LP, Class C	March 2003	49,719	98,644
Aston Capital Partners LP	November 2005/December 2005	25,000	34,177
Lane Five Capital Partners	January 2007	25,000	27,040
Domus Co. Investment Holdings LLC	April 2007	$95,000	95,000
Nomad Investment Co. LP	October 2006	25,000	32,073
Omega Capital Partners LP	June 2002/August 2004/February 2006	30,000	48,660
Pangaea One LP	August 2007/September 2007	8,504	8,504

G	Convertible Security — Security may be converted into the issuer’s common stock.
H	Par represents actual number of contracts.
I

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,120,209
Gross unrealized depreciation	(619,171)

Net unrealized appreciation/(depreciation)	$2,501,038

ADR — American Depository Receipt.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1. Transactions With Affiliated Companies:

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period ended September 30, 2007, with companies which are or were affiliated were as follows:

Company	Affiliates Mkt Value at 12/31/06	Purchased		Sold		Current Yr. Amortization Div/Interest Income	Affiliates Shares/ Par at 9/30/07	Affiliates Mkt Value at 09/30/07	Realized Gain/Loss	Affiliate Cost at 12/31/06	Affiliate Cost at 09/30/07
		Cost	Shares/Par	Cost	Shares/Par
AK Steel Holding Corp.	$143,650	$—	$—	$21,884	$2,701	$—	$5,799	$254,864	$85,592	$61,431	$39,547
Beazer Homes USA Inc.	98,721	41,212	1,600	4,042	100	870	3,600	29,700	(2,345)	84,882	122,052
Cleveland-Cliffs Inc.	208,292	—	—	23,141	700	1,548	3,600	316,692	33,398	126,237	103,096
Convera Corp.	25,500	—	—	—	—	—	5,556	21,667	—	25,000	25,000
Cott Corp.A	68,688	—	—	30,912	2,876	—	—	—	(7,498)	41,675	—
Exide TechnologiesC	36,768	12,651	10,384	—	8,452	—	10,383	67,495	—	29,584	42,235
HouseValues Inc.	22,404	5,328	1,021	—	—	—	5,000	19,600	—	22,130	27,458
Jarden CorpA	169,272	—	—	145,793	4,866	—	—	—	37,845	145,793	—
Lane Five Capital Partners	—	25,000	25,000	—	—	—	25,000	27,040	—	—	25,000
Lear CorpA	103,355	—	—	78,978	3,500	—	—	—	58,107	78,978	—
MannKind Corp.	84,099	41,602	2,800	—	—	—	7,900	76,472	—	88,683	130,285
Meritage Home CorpB	—	25,673	1,100	—	—	—	2,100	29,652	—	—	67,022
Netflix Inc.	193,950	—	—	—	—	—	7,500	155,400	—	164,298	164,298
The Ryland Group Inc.	207,556	3,761	100	6,977	100	1,380	3,800	81,434	(3,134)	173,141	169,925
Spot Runner Inc.	—	40,000	8,584	—	—	—	8,584	40,000	—	—	40,000
Syntroleum Corp.	19,486	—	—	54,113	5,632	—	—	—	(40,297)	54,113	—
Thornburg MortgageB	—	92,475	5,248	—	—		5,248	97,540	—	—	92,475
UAL CorpB	—	214,890	5,900	—	—		5,900	274,527	—	—	214,890
United States Steel Corp.A	460,782	—	—	75,997	1,892	2,390	—	—	130,216	241,751	—
US Airways Group Inc.B	—	223,534	5,200	192,792	4,056		—	—	(78,890)	—	—

	1,842,523	726,126	66,937	634,629	34,875	6,188	99,970	1,492,083	212,994	1,337,696	1,263,283

A	This company is no longer an affiliated company
B	At the beginning of the reporting period, this security did not have affiliate status because the fund owned less than 5% of the company’s voting securities.
C	During this period, rights were issued. As a result, no cost is associated with the sell of 8,452 shares.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.
Date: November 20, 2007